SHARE-BASED PAYMENTS (Details)		6 Months Ended
	Dec. 27, 2018 shares	Jun. 30, 2019 USD ($) installment shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		9,095,000
Fair value of options on date of grant in U.S. $ thousands		$ 3,702,000
February 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		1,580,000
Exercise price for 1 ordinary share ($)		$ 0.89
Fair value of options on date of grant in U.S. $ thousands		$ 628,000
May 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		5,640,000
Exercise price for 1 ordinary share ($)		$ 0.92
Fair value of options on date of grant in U.S. $ thousands		$ 2,433,000
June 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		1,875,000
Exercise price for 1 ordinary share ($)		$ 0.92
Fair value of options on date of grant in U.S. $ thousands		641,000
Stock Options | 2019 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary share		$ 0.68
Expected volatility		57.53%
Risk free interest rate		2.02%
Stock Options | 2019 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary share		$ 0.81
Expected volatility		58.27%
Risk free interest rate		2.67%
Stock Options | 2019 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment		16
Vesting period		4 years
Stock Options | 2019 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period		1 year
Stock Options | 2019 | Vesting, services not exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment		12
Percentage of options vesting		0.25%
Option term		10 years
Stock Options | 2019 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period		1 year
Other than directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		7,220,000
Exercise price increase (as a percent)		50.00%
Other than directors | Extension of options originally scheduled to expire in February 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($)		$ 1.08
Other than directors | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Other than directors | February 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		1,580,000
Other than directors | May 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		5,640,000
To directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		1,875,000
Extension of the exercise period	3 years
Incremental fair value		$ 200,000
To directors | February 2019 | Extension of options originally scheduled to expire in February 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of fully-vested options | shares	1,000,000
To directors | June 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		1,875,000